Schedule of investments
Delaware Ivy Accumulative Fund	September 30, 2022 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.45%
Communication Services — 6.50%
Alphabet Class A †	130,700	$ 12,501,455
Trade Desk Class A †	638,391	38,143,862
		50,645,317
Consumer Discretionary — 22.35%
Amazon.com †	178,200	20,136,600
Chewy Class A *, †	655,751	20,144,671
Chipotle Mexican Grill †	20,855	31,340,060
Lululemon Athletica †	74,460	20,816,038
Tesla †	139,566	37,019,881
TopBuild †	82,350	13,569,633
Ulta Beauty †	52,924	21,232,579
YETI Holdings †	352,005	10,039,183
		174,298,645
Healthcare — 29.87%
Dexcom †	281,008	22,632,384
Figs Class A *, †	3,596,147	29,668,213
Inari Medical †	655,761	47,634,479
Inspire Medical Systems †	264,470	46,909,044
Pacira BioSciences *, †	610,420	32,468,240
Progyny †	1,447,635	53,649,353
		232,961,713
Industrials — 4.43%
SiteOne Landscape Supply †	109,695	11,423,637
Trex †	181,060	7,955,777
Uber Technologies †	572,464	15,170,296
		34,549,710
Information Technology — 36.30%
Advanced Micro Devices †	131,164	8,310,551
Arista Networks †	263,512	29,747,870
Bill.com Holdings †	298,429	39,503,047
Cloudflare Class A †	234,653	12,978,657
Datadog Class A †	319,594	28,373,555
Enphase Energy †	49,515	13,738,927
HubSpot †	50,890	13,746,407
Marvell Technology	356,561	15,300,032
Microsoft	113,592	26,455,577
NVIDIA	50,497	6,129,831
Palo Alto Networks †	78,984	12,936,789
ServiceNow †	61,855	23,357,067
NQ-IV920 [9/22] 11/22 (2605475)    1

Schedule of investments
Delaware Ivy Accumulative Fund   (Unaudited)
	Number of shares	Value (US $)
Common Stocks (continued)
Information Technology (continued)
Shift4 Payments Class A *, †	810,847	$ 36,171,885
Snowflake Class A *, †	96,169	16,344,883
		283,095,078
Total Common Stocks (cost $995,146,723)		775,550,463
Total Value of Securities Before Securities Lending Collateral—99.45% (cost $995,146,723)		775,550,463

Securities Lending Collateral — 3.41%
Money Market Mutual Fund — 3.41%
Dreyfus Institutional Preference Government Money Market Fund - Institutional Shares (seven-day effective yield 2.98%)	26,626,148	26,626,148
Total Securities Lending Collateral (cost $26,626,148)		26,626,148
Total Value of Securities—102.86% (cost $1,021,772,871)		802,176,611■

Obligation to Return Securities Lending Collateral — (3.41%)		(26,626,148)

Receivables and Other Assets Net of Liabilities — 0.55%		4,319,686
Net Assets Applicable to 110,370,921 Shares Outstanding—100.00%		$779,870,149
†	Non-income producing security.
*	Fully or partially on loan.
■	Includes $53,969,341 of securities loaned for which the counterparty pledged additional non-cash collateral valued at $29,596,869.
2    NQ-IV920 [9/22] 11/22 (2605475)